Document and Entity Information	6 Months Ended
Jul. 08, 2026
Entity Addresses [Line Items]
Entity Registrant Name	NAYAX LTD.
Entity Central Index Key	0001901279
Document Type	6-K
Document Period End Date	Jul. 08, 2026
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Entity Address, Address Line One	Arik Einstein Street
Entity Address, Address Line Two	Bldg. B, 1st Floor
Entity Address, City or Town	Herzliya
Entity Address, Country	IL
Entity Address, Postal Zip Code	4659071